Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	NATIXIS FUNDS TRUST I
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 61 of the Prospectus, in Appendix A to the Prospectus and on page 111 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in “green bonds.” “Green bonds” are bonds and notes all of the proceeds of which are used to finance projects which the Adviser believes will have a positive environmental impact. The Fund invests in securities of issuers located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest at least 40% of its assets in securities of issuers located outside the U.S. and the Fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The Adviser considers an issuer to be located outside the U.S. if its head office is located outside the U.S. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest up to 20% of its assets, at the time of purchase, in securities rated below investment grade (i.e., none of the three major ratings agencies (Moody’s Investors Services, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their top four ratings categories) (commonly known as “junk bonds”), or, if unrated, securities determined by the Adviser to be of comparable quality. The Fund may invest in bonds of any maturity and expects that under normal circumstances the modified duration of its portfolio will range between 0 and 10 years. This flexibility is intended to allow the portfolio managers to reposition the Fund to take advantage of significant interest rate movements. Performance is expected to derive primarily from security selection and duration is not expected to be a major source of excess return relative to the benchmark.
The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Adviser selects securities based on their financial valuation profile and an analysis of the global environmental, social and governance (“ESG”) impact of the issuer or the projects funded with the securities. The Adviser applies a Minimum Standards Policy, as described further in the “More About Goals and Strategies” section below, which sets forth criteria for specific exclusions that the Adviser will consider as part of its ESG analysis. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re-evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.
Green bonds are usually issued to finance specific projects intended to generate an environmental benefit while offering potential market return in the same manner as other “conventional” fixed income securities. Beyond fundamental security analysis, the Adviser independently analyzes each green bond it selects for the Fund along the following lines:
•
Use of Proceeds: legal documentation specifies that proceeds will be used to finance or refinance projects with a positive environmental impact, such as projects relating to climate change, preservation of resources, pollution prevention or mitigation and biodiversity.

•
Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Five evaluation levels have been defined with respect to the positive environmental impact: High, Moderate, Low, Negligible and Negative. Only issues that the Adviser believes will have a High, Moderate or Low positive environmental impact can qualify.

•	Risk Evaluation: an analysis of the general practices of the issuer and of the management of the environmental and social risks during the life cycle of the projects.
•	Reporting: issuer should provide regular reports on the use of proceeds. This reporting will also be used to reevaluate all other aspects of the Adviser’s analysis as described above.
To be considered eligible for investment, the Adviser will consider the characteristics of the project(s) underlying the green bonds. In particular, the Adviser will consider (i) whether the bond’s stated use of proceed aims at financing projects with an environmental objective; (ii) management of environmental and social risks linked to the projects underlying the bond; and (ii) the alignment of the underlying projects with the issuers’ overall energy transition strategy. To the extent a security’s status changes such that it longer meets this exception from exclusion under the Minimum Standards Policy, the Fund shall take steps to divest its holdings within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion and are not otherwise excepted therefrom. This screening criteria may be updated periodically.
The Adviser monitors developments in the global green bond market and may revise the above criteria in the future.
In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), municipal securities, mortgage-related and asset-backed securities, debt-linked and equity-linked securities, hybrid instruments and futures, forwards and foreign currency transactions for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments. The Adviser generally attempts to hedge the Fund’s foreign currency risk, though there is no guarantee its attempts to hedge all foreign currency risk will be successful.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2023, 7.62% Lowest Quarterly Return: Second Quarter 2022, -8.82%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Below Investment Grade Fixed-Income Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Below Investment Grade Fixed-Income Securities Risk: The Fund’s investments in below investment grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Excluding stocks that do not meet the ESG standards (as determined by the Adviser) results in a smaller universe of investments in which the Fund may invest, which may exacerbate this risk. In addition, certain green bonds may be dependent on government incentives and subsidies and lack of political support for the financing of projects with a positive environmental impact could negatively impact the performance of the Fund. Views on what constitutes “ESG investing,” and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearing houses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures, forwards and foreign currency transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund’s use of derivatives involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than any amounts paid or margin transferred to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Bloomberg Global Aggregate Bond Index - USD Hedged
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	7.15%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	1.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[1]
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Bloomberg MSCI Global Green Bond Index - USD Hedged
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	9.55%
Past 5 Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 516
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,004
Past 1 Year	rr_AverageAnnualReturnYear01	3.92%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,276
Past 1 Year	rr_AverageAnnualReturnYear01	8.73%
Past 5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,366
Annual Return 2018	rr_AnnualReturn2018	0.89%
Annual Return 2019	rr_AnnualReturn2019	9.38%
Annual Return 2020	rr_AnnualReturn2020	7.85%
Annual Return 2021	rr_AnnualReturn2021	(2.69%)
Annual Return 2022	rr_AnnualReturn2022	(16.45%)
Annual Return 2023	rr_AnnualReturn2023	8.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Past 1 Year	rr_AverageAnnualReturnYear01	8.69%
Past 5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	7.74%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Green Bond Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	5.15%
Past 5 Years	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 61 of the Prospectus, in Appendix A to the Prospectus and on page 111 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement for classes A, C, T and Y will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest a percentage of its assets in securities of companies located outside the U.S. equal to at least the lesser of 40% or the percentage of foreign issuers in the Fund’s benchmark, the MSCI World Index, less 5%. The percentage of the Fund’s investments in foreign securities is at least partially based on the composition of the Fund’s benchmark. As a result, the Fund’s exposure to securities of companies located outside the U.S. may fluctuate in connection with variations in the foreign exposure of the Fund’s benchmark. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.
In making its investment decisions, the Adviser uses a bottom-up approach focused on individual companies, rather than focusing on specific themes, specific industries or economic factors. The Adviser applies a thematic approach to investment idea generation, identifying securities of companies that it believes offer solutions to the major transitions that our world is going through. These transitions include (i) demographics, such as an aging population, (ii) environmental issues, such as water scarcity, (iii) technological advances, such as cloud computing, and (iv) governance changes, such as the growing importance of corporate responsibility. The Adviser applies a Minimum Standards Policy, as described further in the “More About Goals and Strategies” section below, which sets forth criteria for specific exclusions that the Adviser will consider as part of its ESG analysis.
The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the United Nations’ Sustainable Development Goals, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, life-of-fund, and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.  Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, life-of-fund, and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 22.67% Lowest Quarterly Return: Second Quarter 2022, -15.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Excluding stocks that do not meet the ESG standards (as determined by the Adviser) results in a smaller universe of investments in which the Fund may invest, which may exacerbate this risk. Views on what constitutes “ESG investing,” and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | REITs Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | MSCI World Index (Net)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	23.79%
Past 5 Years	rr_AverageAnnualReturnYear05	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,985
Past 1 Year	rr_AverageAnnualReturnYear01	11.51%
Past 5 Years	rr_AverageAnnualReturnYear05	12.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,069
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,120
Past 1 Year	rr_AverageAnnualReturnYear01	16.41%
Past 5 Years	rr_AverageAnnualReturnYear05	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Past 1 Year	rr_AverageAnnualReturnYear01	18.70%
Past 5 Years	rr_AverageAnnualReturnYear05	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class N | MSCI World Index (Net)
Prospectus:	rr_ProspectusTable
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 369
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	910
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,709
Past 1 Year	rr_AverageAnnualReturnYear01	15.36%
Past 5 Years	rr_AverageAnnualReturnYear05	13.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,209
Annual Return 2017	rr_AnnualReturn2017	30.75%
Annual Return 2018	rr_AnnualReturn2018	(6.32%)
Annual Return 2019	rr_AnnualReturn2019	32.99%
Annual Return 2020	rr_AnnualReturn2020	32.42%
Annual Return 2021	rr_AnnualReturn2021	18.06%
Annual Return 2022	rr_AnnualReturn2022	(22.33%)
Annual Return 2023	rr_AnnualReturn2023	18.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Past 1 Year	rr_AverageAnnualReturnYear01	18.63%
Past 5 Years	rr_AverageAnnualReturnYear05	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	18.46%
Past 5 Years	rr_AverageAnnualReturnYear05	12.82%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova Global Sustainable Equity Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	11.15%
Past 5 Years	rr_AverageAnnualReturnYear05	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 61 of the Prospectus, in Appendix A to the Prospectus and on page 111 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries outside the U.S. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging markets (which generally encompasses markets that are not included in the MSCI World Developed Markets Index). The Fund may invest in growth and value companies of any size and may also invest in initial public offerings (“IPOs”).
In making its investment decisions, the Adviser uses a bottom-up approach focused on individual companies, rather than focusing on specific themes, specific industries or economic factors. The Adviser applies a thematic approach to investment idea generation, identifying securities of companies that it believes offer solutions to the major transitions that our world is going through. These transitions include (i) demographics, such as an aging population, (ii) environmental issues, such as water scarcity, (iii) technological advances, such as cloud computing, and (iv) governance changes, such as the growing importance of corporate responsibility. The Adviser applies a Minimum Standards Policy, as described further in the “More About Goals and Strategies” section below, which sets forth criteria for specific exclusions that the Adviser will consider as part of its ESG analysis.
The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the United Nations’ Sustainable Development Goals, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 20.10% Lowest Quarterly Return: First Quarter 2020, -19.28%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Excluding stocks that do not meet the ESG standards (as determined by the Adviser) results in a smaller universe of investments in which the Fund may invest, which may exacerbate this risk. Views on what constitutes “ESG investing,” and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | REITs Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | MSCI EAFE Index (Net)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	18.24%
Past 5 Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.44%	[10],[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,277
Past 1 Year	rr_AverageAnnualReturnYear01	7.78%
Past 5 Years	rr_AverageAnnualReturnYear05	6.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.38%	[10],[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,508
Past 1 Year	rr_AverageAnnualReturnYear01	14.66%
Past 5 Years	rr_AverageAnnualReturnYear05	7.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.44%	[10],[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,616
Annual Return 2019	rr_AnnualReturn2019	26.46%
Annual Return 2020	rr_AnnualReturn2020	23.60%
Annual Return 2021	rr_AnnualReturn2021	6.39%
Annual Return 2022	rr_AnnualReturn2022	(24.18%)
Annual Return 2023	rr_AnnualReturn2023	14.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	14.64%
Past 5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	14.41%
Past 5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Mirova International Sustainable Equity Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	9.05%
Past 5 Years	rr_AverageAnnualReturnYear05	6.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 61 of the Prospectus, in Appendix A to the Prospectus and on page 111 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-capitalization companies.” Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities representing direct or indirect ownership interests in business organizations. Currently, the Fund defines a small-capitalization company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000® Value Index or is $3.5 billion or less. While the market capitalization range for the Russell 2000® Value Index fluctuates, at December 31, 2023, it was $16.95 million to $10.58 billion. The Fund may, however, invest in companies with large-capitalizations.
Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•	Companies earning a positive return on capital with stable-to-improving returns.
•	Companies valued at a discount to their asset value.
•	Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
•
Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

•
Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•
Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

•
Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:
•	Invest in convertible preferred stock and convertible debt securities.
•	Invest in foreign securities, including emerging market securities.
•	Invest in REITs.
•	Invest in securities offered in initial public offerings (“IPOs”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.  Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2020, 28.00% Lowest Quarterly Return: First Quarter 2020, -29.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | REITs Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Small-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-capitalization companies may therefore be more vulnerable to adverse developments than those of larger companies.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. In other circumstances, liquid investments may become illiquid. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Convertible Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. The Fund may convert a convertible security at an inopportune time, which may decrease the Fund’s return.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Russell 3000® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	25.96%	[12]
Past 5 Years	rr_AverageAnnualReturnYear05	15.16%	[12]
Past 10 Years	rr_AverageAnnualReturnYear10	11.48%	[12]
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Russell 2000® Value Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	14.65%
Past 5 Years	rr_AverageAnnualReturnYear05	10.00%
Past 10 Years	rr_AverageAnnualReturnYear10	6.76%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[15],[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,118
Past 1 Year	rr_AverageAnnualReturnYear01	17.61%
Past 5 Years	rr_AverageAnnualReturnYear05	13.31%
Past 10 Years	rr_AverageAnnualReturnYear10	8.23%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[15],[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	653
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,252
Past 1 Year	rr_AverageAnnualReturnYear01	22.93%
Past 5 Years	rr_AverageAnnualReturnYear05	13.80%
Past 10 Years	rr_AverageAnnualReturnYear10	8.22%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[15],[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Past 1 Year	rr_AverageAnnualReturnYear01	25.24%
Past 5 Years	rr_AverageAnnualReturnYear05	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class N | Russell 3000® Index
Prospectus:	rr_ProspectusTable
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%	[12]
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class N | Russell 2000® Value Index
Prospectus:	rr_ProspectusTable
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[14],[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[15],[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 375
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,846
Past 1 Year	rr_AverageAnnualReturnYear01	21.69%
Past 5 Years	rr_AverageAnnualReturnYear05	14.08%
Past 10 Years	rr_AverageAnnualReturnYear10	8.60%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[15],[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,353
Annual Return 2014	rr_AnnualReturn2014	9.04%
Annual Return 2015	rr_AnnualReturn2015	(0.05%)
Annual Return 2016	rr_AnnualReturn2016	20.53%
Annual Return 2017	rr_AnnualReturn2017	6.60%
Annual Return 2018	rr_AnnualReturn2018	(14.61%)
Annual Return 2019	rr_AnnualReturn2019	24.88%
Annual Return 2020	rr_AnnualReturn2020	9.23%
Annual Return 2021	rr_AnnualReturn2021	30.61%
Annual Return 2022	rr_AnnualReturn2022	(9.98%)
Annual Return 2023	rr_AnnualReturn2023	25.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	25.10%
Past 5 Years	rr_AverageAnnualReturnYear05	14.94%
Past 10 Years	rr_AverageAnnualReturnYear10	9.14%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	24.96%
Past 5 Years	rr_AverageAnnualReturnYear05	13.06%
Past 10 Years	rr_AverageAnnualReturnYear10	6.38%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Vaughan Nelson Small Cap Value Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	14.95%
Past 5 Years	rr_AverageAnnualReturnYear05	11.34%
Past 10 Years	rr_AverageAnnualReturnYear10	6.37%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 130 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund’s non-U.S. investments. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large-capitalization companies.
The Fund’s subadviser, Harris Associates L.P. (“Harris Associates”) uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris Associates’ estimate of its intrinsic value. By “intrinsic value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below what Harris Associates believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective.
Harris Associates uses this value investment philosophy to identify companies that have discounted stock prices compared to what Harris Associates believes are the companies’ intrinsic values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.
Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimated intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 65 stocks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.  Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2020, 31.94% Lowest Quarterly Return: First Quarter 2020, -38.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Focused Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | MSCI World ex USA Index (Net)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	17.94%
Past 5 Years	rr_AverageAnnualReturnYear05	8.45%
Past 10 Years	rr_AverageAnnualReturnYear10	4.32%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[18]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[20],[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,118
Annual Return 2014	rr_AnnualReturn2014	(6.05%)
Annual Return 2015	rr_AnnualReturn2015	(5.35%)
Annual Return 2016	rr_AnnualReturn2016	8.19%
Annual Return 2017	rr_AnnualReturn2017	29.56%
Annual Return 2018	rr_AnnualReturn2018	(24.15%)
Annual Return 2019	rr_AnnualReturn2019	24.35%
Annual Return 2020	rr_AnnualReturn2020	4.06%
Annual Return 2021	rr_AnnualReturn2021	8.73%
Annual Return 2022	rr_AnnualReturn2022	(15.91%)
Annual Return 2023	rr_AnnualReturn2023	18.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	12.14%
Past 5 Years	rr_AverageAnnualReturnYear05	5.81%
Past 10 Years	rr_AverageAnnualReturnYear10	2.29%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class A | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	11.75%
Past 5 Years	rr_AverageAnnualReturnYear05	5.59%
Past 10 Years	rr_AverageAnnualReturnYear10	1.95%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	7.57%
Past 5 Years	rr_AverageAnnualReturnYear05	4.70%
Past 10 Years	rr_AverageAnnualReturnYear10	1.89%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[20],[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,253
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	645
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,253
Past 1 Year	rr_AverageAnnualReturnYear01	17.01%
Past 5 Years	rr_AverageAnnualReturnYear05	6.28%
Past 10 Years	rr_AverageAnnualReturnYear10	2.28%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[20],[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,673
Past 1 Year	rr_AverageAnnualReturnYear01	19.30%
Past 5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class N | MSCI World ex USA Index (Net)
Prospectus:	rr_ProspectusTable
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[19],[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[20],[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 364
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,847
Past 1 Year	rr_AverageAnnualReturnYear01	15.98%
Past 5 Years	rr_AverageAnnualReturnYear05	6.53%
Past 10 Years	rr_AverageAnnualReturnYear10	2.64%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis Oakmark International Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[20],[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,354
Past 1 Year	rr_AverageAnnualReturnYear01	19.26%	[23]
Past 5 Years	rr_AverageAnnualReturnYear05	7.33%	[23]
Past 10 Years	rr_AverageAnnualReturnYear10	3.07%	[23]
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 130 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example for Class N shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include  common stocks and preferred stocks. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund’s approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund’s segments. The segments and their subadvisers are listed below.
•
Harris Associates - Large Cap Value segment - Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. (“Harris Associates”) will invest primarily in the common stocks of larger-capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “intrinsic value.” By “intrinsic value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below what Harris Associates believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a security when the price approaches its estimated value and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals.  In determining whether an issuer is a U.S. or foreign issuer for the Harris Associates – Large Cap Value segment, Harris Associates considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

•
Loomis Sayles - All Cap Growth segment - Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. (“Loomis Sayles”), will invest primarily in equity securities, including common stocks and depositary receipts. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The segment’s portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be). The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.  Although certain equity securities purchased by the Loomis Sayles – All Cap Growth segment of the Fund may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund’s assets in accordance with its distinct investment style and strategy.
The Fund may also:
•	Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
•	Invest in convertible preferred stock and convertible debt securities.
•	Invest in real estate investment trusts (“REITs”).
•	Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed-income securities (commonly known as “junk bonds”).
•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
•	Invest in equity securities of Canadian issuers.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of two broad-based securities market indices that reflect the performance of the overall market applicable to the Fund.   Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of two broad-based securities market indices that reflect the performance of the overall market applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 22.61% Lowest Quarterly Return: Second Quarter 2022, -20.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund uses multiple subadvisers.  The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with OTC derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | REITs Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated equity and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly over-the-counter (“OTC”) derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated.The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | S&P 500® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	26.29%
Past 5 Years	rr_AverageAnnualReturnYear05	15.69%
Past 10 Years	rr_AverageAnnualReturnYear10	12.03%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Russell 1000® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	26.53%
Past 5 Years	rr_AverageAnnualReturnYear05	15.52%
Past 10 Years	rr_AverageAnnualReturnYear10	11.80%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[24]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[26],[27]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,827
Past 1 Year	rr_AverageAnnualReturnYear01	29.13%
Past 5 Years	rr_AverageAnnualReturnYear05	14.94%
Past 10 Years	rr_AverageAnnualReturnYear10	12.22%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[26],[27]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
Past 1 Year	rr_AverageAnnualReturnYear01	34.98%
Past 5 Years	rr_AverageAnnualReturnYear05	15.43%
Past 10 Years	rr_AverageAnnualReturnYear10	12.22%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[26],[27]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,604
Past 1 Year	rr_AverageAnnualReturnYear01	37.44%
Past 5 Years	rr_AverageAnnualReturnYear05	16.68%
Since Inception	rr_AverageAnnualReturnSinceInception	13.82%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class N | S&P 500® Index
Prospectus:	rr_ProspectusTable
Since Inception	rr_AverageAnnualReturnSinceInception	12.88%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class N | Russell 1000® Index
Prospectus:	rr_ProspectusTable
Since Inception	rr_AverageAnnualReturnSinceInception	12.67%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[26],[27]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Past 1 Year	rr_AverageAnnualReturnYear01	33.60%
Past 5 Years	rr_AverageAnnualReturnYear05	15.72%
Past 10 Years	rr_AverageAnnualReturnYear10	12.60%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[26],[27]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2014	rr_AnnualReturn2014	13.25%
Annual Return 2015	rr_AnnualReturn2015	6.11%
Annual Return 2016	rr_AnnualReturn2016	12.13%
Annual Return 2017	rr_AnnualReturn2017	26.60%
Annual Return 2018	rr_AnnualReturn2018	(6.24%)
Annual Return 2019	rr_AnnualReturn2019	31.36%
Annual Return 2020	rr_AnnualReturn2020	22.36%
Annual Return 2021	rr_AnnualReturn2021	23.48%
Annual Return 2022	rr_AnnualReturn2022	(20.95%)
Annual Return 2023	rr_AnnualReturn2023	37.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Past 1 Year	rr_AverageAnnualReturnYear01	37.35%
Past 5 Years	rr_AverageAnnualReturnYear05	16.60%
Past 10 Years	rr_AverageAnnualReturnYear10	13.17%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	35.03%
Past 5 Years	rr_AverageAnnualReturnYear05	13.98%
Past 10 Years	rr_AverageAnnualReturnYear10	10.63%
(Natixis Funds Trust I - Classes A, C, N, T and Y) | (Natixis U.S. Equity Opportunities Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	23.14%
Past 5 Years	rr_AverageAnnualReturnYear05	12.90%
Past 10 Years	rr_AverageAnnualReturnYear10	10.08%

[1]
1	Effective May 1, 2024, the Fund’s primary broad-based performance index changed to the Bloomberg Global Aggregate Bond Index - USD Hedged. The Bloomberg Global Aggregate Bond Index - USD Hedged is a broad-based securities market index that represents the overall market applicable to the Fund. The Fund will retain the Bloomberg MSCI Global Green Bond Index - USD Hedged as its additional benchmark for performance comparison.

[2]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[3]
1	Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
2	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[5]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[6]
2	Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[7]
3	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[8]
1	Other expenses for Class T shares are estimated for the current fiscal year.

[9]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[10]
1	Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 0.90% and 0.95% of the Fund’s average daily net assets for Class A, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[11]
2	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[12]
1	Effective May 1, 2024, the Fund’s primary broad-based performance index changed to the Russell 3000® Index. The Russell 3000® Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Fund will retain Russell 2000® Value Index as its additional benchmark for performance comparison.

[13]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[14]
1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[15]
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[16]
4	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[17]
2	Other expenses for Class T shares are estimated for the current fiscal year.

[18]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[19]
1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[20]
3	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[21]
4	Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[22]
2	Other expenses for Class T shares are estimated for the current fiscal year.

[23]
1	Prior to the inception of Class Y shares (5/1/17), performance is that of Class A shares and reflects the higher net expenses of that share class.

[24]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[25]
1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if such reduction had been in effect during the fiscal year ended December 31, 2023. The information has been restated to better reflect anticipated expenses of the Fund.

[26]
3	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.12%, 1.87%, 0.82%, 1.12% and 0.87% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. Natixis Advisors will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation.The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[27]
4	Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[28]
2	Other expenses for Class T shares are estimated for the current fiscal year.